UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ergates Capital Management, LLC

Address:  1525-B The Greens Way
          Jacksonville Beach, FL 32250

13F File Number: 028-11836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jason S. Atkins
Title:    Managing Member
Phone:    (904) 543-7230

Signature, Place and Date of Signing:


/s/ Jason S. Atkins         Jacksonville Beach, Florida     February 13, 2008
-----------------------     ---------------------------   ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  27
                                         ---------

Form 13F Information Table Value Total:  $ 310,800
                                         ---------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
---       --------------------          ----

1.        028-12030                     Ergon Capital LP

2.        028-12032                     Ergon Capital Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE     SHRS OR   SH/  PUT/      INVESTMENT      OTHR   AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP     (X$1000)   PRN AMT   PRN/ CALL      DISCRETION      MGRS     SHARED
       --------------          --------------     -----     --------   -------   ---- ----      ----------      ----     ------
ABB LTD                        SPONSORED ADR    000375204     5,537      192,269 SH          SHARED - DEFINED   1,2      192,269
AMERICAN ORIENTAL BIOENGR IN        COM         028731107     8,296      748,746 SH          SHARED - DEFINED   1,2      748,746
BARRICK GOLD CORP                   COM         067901108     4,338      103,161 SH          SHARED - DEFINED   1,2      103,161
BLUE COAT SYSTEMS INC             COM NEW       09534T508    72,984    2,220,398 SH          SHARED - DEFINED   1,2    2,220,398
CHIPOTLE MEXICAN GRILL INC         CL A         169656105     5,515       37,500       PUT   SHARED - DEFINED   1,2       37,500
DELTA PETE CORP                   COM NEW       247907207    26,416    1,401,358 SH          SHARED - DEFINED   1,2    1,401,358
DELTA PETE CORP                   COM NEW       247907207     3,770      200,000      CALL   SHARED - DEFINED   1,2      200,000
FORCE PROTECTION INC              COM NEW       345203202     5,320    1,136,679 SH          SHARED - DEFINED   1,2    1,136,679
FRANKLIN ELEC INC                   COM         353514102    20,235      528,737 SH          SHARED - DEFINED   1,2      528,737
GETTY IMAGES INC                    COM         374276103     4,525      156,035 SH          SHARED - DEFINED   1,2      156,035
HARSCO CORP                         COM         415864107    11,672      182,183 SH          SHARED - DEFINED   1,2      182,183
HEELYS INC                          COM         42279M107     6,754      970,373 SH          SHARED - DEFINED   1,2      970,373
HOLOGIC INC                         COM         436440101     1,133       16,500       PUT   SHARED - DEFINED   1,2       16,500
HORNBACK OFFSHORE SVCS INC N        COM         440543106     2,416       53,742 SH          SHARED - DEFINED   1,2       52,742
HUTCHISON TELECOMM INTL LTD    SPONSORED ADR    44841T107     4,531      200,059 SH          SHARED - DEFINED   1,2      200,059
HUNT J B TRANS SVCS INC             COM         445658107     9,731      353,227 SH          SHARED - DEFINED   1,2      353,227
LULULEMON ATHLETICA INC             COM         550021109    14,415      304,313 SH          SHARED - DEFINED   1,2      304,313
MOTOROLA INC                        COM         620076109    10,682      665,947 SH          SHARED - DEFINED   1,2      665,947
ODYSSEY HEALTHCARE INC              COM         67611V101    15,369    1,389,573 SH          SHARED - DEFINED   1,2    1,389,573
OFFICE DEPOT INC                    COM         676220106    10,657      766,137 SH          SHARED - DEFINED   1,2      766,137
PFIZER INC                          COM         717081103     4,299      189,120 SH          SHARED - DEFINED   1,2      189,120
PIER 1 IMPORTS INC                  COM         720279108    13,598    2,600,000 SH          SHARED - DEFINED   1,2    2,600,000
BARRY R G CORP OHIO                 COM         068798107     7,814    1,108,315 SH          SHARED - DEFINED   1,2    1,108,315
RADWARE LTD                         ORD         M81873107    15,450    1,003,270 SH          SHARED - DEFINED   1,2    1,003,270
SEALED AIR CORP NEW                 COM         81211K100     7,122      307,792 SH          SHARED - DEFINED   1,2      307,792
SKETCHERS U S A INC                CL A         830566105    20,613    1,056,534 SH          SHARED - DEFINED   1,2    1,056,534
TLC VISION CORP                     COM         872549100     5,802    1,742,248 SH          SHARED - DEFINED   1,2    1,742,248

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